Provisions (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
As of beginning	$ 8,206,000,000	$ 20,901,000,000
Additions	9,000,000	715,000,000
Share of los of associates		(11,206,000,000)
Incorporated by business combination		84,000,000
Recovery	(52,000,000)	(1,581,000,000)
Used during the period / year	(129,000,000)	(1,250,000,000)
Deconsolidation	(7,095,000,000)
Inflation adjustment	(114,000,000)	(102,000,000)
Currency translation adjustment	(624,000,000)	705,000,000
As of end	261,000,000	8,206,000,000
Legal Claims [Member]
Statement [Line Items]
As of beginning	3,747,000,000	3,587,000,000
Additions	92,000,000	665,000,000
Share of los of associates		0
Incorporated by business combination		84,000,000
Recovery	(33,000,000)	(65,000,000)
Used during the period / year	(101,000,000)	(978,000,000)
Deconsolidation	(3,093,000,000)
Inflation adjustment	(114,000,000)	(102,000,000)
Currency translation adjustment	(244,000,000)	556,000,000
As of end	254,000,000	3,747,000,000
Investments In Associates And Joint Ventures [Member]
Statement [Line Items]
As of beginning	26,000,000	13,006,000,000
Additions	0	0
Share of los of associates		(11,206,000,000)
Incorporated by business combination		0
Recovery	(19,000,000)	(1,516,000,000)
Used during the period / year	0	0
Deconsolidation	0
Inflation adjustment	0	0
Currency translation adjustment	0	(258,000,000)
As of end	7,000,000	26,000,000
Site Dismantling And Remediation [Member]
Statement [Line Items]
As of beginning	672,000,000	514,000,000
Additions	28,000,000	50,000,000
Share of los of associates		0
Incorporated by business combination		0
Recovery	0	0
Used during the period / year	0	0
Deconsolidation	(653,000,000)	0
Inflation adjustment	0	0
Currency translation adjustment	(47,000,000)	108,000,000
As of end	0	672,000,000
Other Provisions [Member]
Statement [Line Items]
As of beginning	3,821,000,000	3,794,000,000
Additions	111,000,000
Share of los of associates		0
Incorporated by business combination		0
Recovery	0	0
Used during the period / year	(28,000,000)	(272,000,000)
Deconsolidation	(3,349,000,000)
Inflation adjustment	0	0
Currency translation adjustment	(333,000,000)	299,000,000
As of end	$ 0	$ 3,821,000,000